COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2011
Future Minimum Lease Payments Under Non-cancelable Operating Lease Agreements

Future minimum lease payments under non-cancelable operating lease agreements at December 31, 2011 are as follows:

Year Ending December 31,	Minimum Lease Payment
2012	$8,121
2013	7,372
2014	7,397
2015	6,504
2016 and thereafter	22,732